Annual Total Returns [BarChart] - Western Asset Emerging Markets Debt Fund - Class I	Jun. 30, 2021
Bar Chart Table:
Annual Return 2011	5.41%
Annual Return 2012	16.23%
Annual Return 2013	(8.07%)
Annual Return 2014	1.58%
Annual Return 2015	(2.65%)
Annual Return 2016	11.23%
Annual Return 2017	9.90%
Annual Return 2018	(7.51%)
Annual Return 2019	15.30%
Annual Return 2020	8.51%